Other Current Liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease obligations	$ 1,779	$ 2,204
Finance lease obligations	341	284
Total other current liabilities	73,749	77,280
Accrued Expenses And Other Current Liabilities [Member]
Lessee, Lease, Description [Line Items]
Advances from customers and deferred revenues	17,999	28,919
Accrued employee compensation and other related benefits	19,364	15,708
Commissions	13,732	12,733
Government institutions and income tax payable	12,441	10,072
Accrued warranty costs	4,711	4,355
Accrued expenses	3,382	3,005
Total other current liabilities	$ 73,749	$ 77,280